Non-Cash Share-Based Compensation - Summary of Non-Cash Share-Based Compensation Expense (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Employee Service Share Based Compensation Allocation Of Recognized Period Costs [Line Items]
Non-cash share-based compensation expense	$ 568	$ 216
Research and Development
Employee Service Share Based Compensation Allocation Of Recognized Period Costs [Line Items]
Non-cash share-based compensation expense	303	29
General and Administrative
Employee Service Share Based Compensation Allocation Of Recognized Period Costs [Line Items]
Non-cash share-based compensation expense	$ 265	$ 187